ERNEST J. WRIGHT
                                              Secretary
                                              Travelers Distribution LLC
                                              P. O. Box 990026
                                              Hartford, CT  06199-0026
                                              Telephone: (860) 308-7528
                                              Fax: (860) 308-3922


                                              June 28, 2005





U.S. Securities and Exchange Commission
450 Fifth Street, NW
Washington, DC 20549
Attention: IM Filing Desk




Re:  The Travelers Insurance Company
     SEC File No. 333-to be assigned
     Travelers Target Maturity



Members of the Commission:


     Pursuant to Rule 461 under the Securities Act of 1933, Travelers Distribution LLC., as principal underwriter for the contracts described in the above Registration Statement, hereby respectfully request the acceleration of the effective date of this Registration Statement to July 15, 2005, or as soon thereafter as possible.

     You may direct any questions regarding this filing to me at (860) 308-7528.

                                              Sincerely,

                                              /s/Ernest J. Wright
                                              Ernest J. Wright